Average Annual Total Returns{- Franklin LifeSmart™ Retirement Income Fund} - Franklin Retirement Income-08 - Franklin LifeSmart™ Retirement Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding) Past 10 years
Total	5.79%	2.08%	4.59%	4.25%	0.60%	3.19%	3.48%	1.02%	3.13%	10.14%	2.48%	4.42%	11.69%	2.99%	4.94%	12.20%	3.54%	4.34%	[1]	12.16%	3.49%	5.47%	7.13%	2.51%	2.68%	16.25%	[2]	12.25%	[2]	9.13%	[2]

[1]	1. Since inception May 1, 2013.
[2]

1. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) as a primary benchmark because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).